Note 1 - Plan Description (Details Textual) - EBP 34-0214400 002 [Member]			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Minimum Age of Participants	18		18
EBP, Minimum Days of Service (Day)			60 days
EBP, Participant Contribution, Pretax, Minimum Annual Compensation to Total Compensation, Percentage			1.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage			100.00%
EBP, Employer Contribution, Matching Percentage			50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage			6.00%
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	$ 1,274,352	$ 1,098,735	$ 1,274,352	$ 1,098,735
EBP, Automatic Enrollment, Starting Percentage Per Employee	3.00%		3.00%
EBP, Automatic Enrollment, Annual Increase Percentage	1.00%		1.00%
EBP, Automatic Enrollment Max Percentage Per Employee	6.00%		6.00%
EBP, Forfeited Nonvested Account	$ 169,275	$ 111,783	$ 169,275	111,783
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution			66,744	23,462
EBP, Forfeited Nonvested Account, Reallocated to Participant			$ 0	$ 0
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%		50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000		$ 50,000
Minimum [Member]
EBP, Note Receivable from Participant, Term (Year)			1 year
Maximum [Member]
EBP, Note Receivable from Participant, Term (Year)			5 years